Annual Total Returns- Vanguard Intermediate-Term Bond Index Fund (ETF) [BarChart] - ETF - Vanguard Intermediate-Term Bond Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.62%	7.02%	(3.44%)	7.00%	1.23%	2.86%	3.80%	(0.09%)	10.19%	9.71%